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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1994
                                                ----------------------


Check here if Amendment  [X]             Amendment Number :     5
                                                           ----------
   This Amendment (Check only one): [X]     is a restatement
                                    [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------
Title:    Vice President of General Partner
          ----------------------------------------
Phone:    (203) 861-4600
          ----------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ E.J. BIRD                                    Greenwich, CT                                  November 12, 1999
          ----------------------------------------         ------------------------------            -----------------------
                          (Signature)                             (City, State)                                (Date)
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Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     25

Form 13F Information Table Value Total:               $665,611
                                                   (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


Page 1 of 2

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
        COLUMN 1                     COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------          --------------  --------  --------  ------------------  ---------- -------- ----------------------
                                                             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS SOLE      SHARED  NONE
------------------------          --------------  --------  --------  -------  ---  ----  ---------- -------- ----------------------
American Cyanamid Co                Option      025321-90-0     718        700  SH  Call      SOLE                  700

American Express Co                 Common      025816-10-9  32,636  1,074,440  SH            SOLE            1,074,440

Bankers Trust NY Corp.              Common      066365-10-7  48,728    730,000  SH            SOLE              730,000

Columbia Gas Sys Inc.               Common      197648-10-8  10,632    395,600  SH            SOLE              395,600

Enquirer/Star Group Inc             Common      293554-10-1   3,370    199,700  SH            SOLE              199,700

Fund Amern Enterprises Hldgs        Common      360768-10-5  35,763    458,500  SH            SOLE              458,500

Federal Home Ln Mtg Corp            Common      313400-30-1  42,727    800,500  SH            SOLE              800,500

Financial Security Assurn Hldgs     Common      31769P-10-0   6,375    300,000  SH            SOLE              300,000

GP Financial Corp.                  Common      361935-10-9  21,969    925,000  SH            SOLE              925,000

Kemper Corp                         Common      488396-10-2  30,553    501,900  SH            SOLE              501,900

Lehman Brothers Hldg Inc.           Common      524908-10-0  35,555  2,410,500  SH            SOLE            2,410,500

McKesson Corp.                      Common      581556-10-7  90,456    889,000  SH            SOLE              889,000

McKesson Corp.                      Option      581556-90-7   2,224      8,840  SH  Call      SOLE                8,840

National Health Labs Inc.           Common      63633E-10-2   4,138    321,400  SH         DEFINED              321,400

National Health Labs Inc.           Common      63633E-10-2  54,496  4,232,700  SH            SOLE            4,232,700

PS Group Inc.                       Common      693624-10-8  10,308    958,900  SH            SOLE              958,900

Reebok Intl Ltd                     Common      758110-10-0  41,113  1,150,000  SH            SOLE            1,150,000

Salomon Inc                         Common      79549B-10-7     322      8,150  SH         DEFINED                8,150

Salomon Inc                         Common      79549B-10-7  46,012  1,164,850  SH            SOLE            1,164,850

Student Loan Marketing Assn.        Common      863871-50-5  36,547  1,120,200  SH            SOLE            1,120,200

Transamerica Corp.                  Common      893485-10-2  24,185    481,300  SH            SOLE              481,300

Viacom Inc.                         Option      925524-14-2   2,156  1,642,500  SH  Call      SOLE            1,642,500

Wells Fargo & Co                    Common      949740-10-4  79,311    546,500  SH            SOLE              546,500

Wells Fargo & Co                    Option      949740-90-4     257        710  SH  Call      SOLE                  710

Zurich Reins Centre Hldgs Inc.      Common      989822-10-1   5,060    187,400  SH            SOLE              187,400


COLUMN TOTALS                                               665,611
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